Expense Example, No Redemption - VALUE LINE ASSET ALLOCATION FUND INC	Apr. 30, 2025 USD ($)
VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,294
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014